BANK BORROWINGS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
BANK BORROWINGS
Bank borrowings received	¥ 400,000	$ 56,339	¥ 838,859	¥ 1,473,567
Interest rate (as a percent)	2.95%		3.13%	3.83%
Repayments of bank debt	¥ 735,000	$ 103,523	¥ 727,500	¥ 953,387
Bank borrowings of the investment in Jiangsu Yitong	¥ 315,000
Percentage of equity interest pledged to Jiangsu Yitong to the bank	15.79%
Unused lines of credit available for future borrowing	¥ 1,825,333
Minimum
BANK BORROWINGS
Maturity term (in years)	1 year	1 year
Maximum
BANK BORROWINGS
Maturity term (in years)	7 years	7 years